Lease Liabilities - Summary of Individualization of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 60,687	$ 51,495
Non-current lease liability	187,891	91,070
Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,270	17,961
Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	34,417	33,534
One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	24,451	27,967
Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	16,515	12,935
Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14,487	9,573
Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14,822	9,726
Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	117,616	30,869
Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9,246	4,792
Non-current lease liability	53,588	15,639
Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16,996	10,434
Non-current lease liability	3,135	13,816
U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11,038	20,470
Non-current lease liability	31,200	25,668
Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,393	15,685
Non-current lease liability	99,944	35,516
Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		17
Non-current lease liability		386
Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14	78
Non-current lease liability	$ 24	45
Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 19
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.50%	7.50%
Current lease liabilities	$ 247	$ 319
Non-current lease liability	4,857	5,939
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	83	95
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	164	224
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	233	254
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	251	273
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	270	294
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	290	316
Codensa [Member] | Colombia | C.I. ALLIANCE S.A | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3,813	$ 4,802
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.50%	7.50%
Current lease liabilities	$ 167	$ 180
Non-current lease liability	3,468	4,165
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	60	67
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	107	113
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	167	178
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	179	192
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	193	206
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	207	221
Codensa [Member] | Colombia | TERRAPUERTO SAS | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,722	$ 3,368
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.50%	7.50%
Current lease liabilities	$ 148	$ 164
Non-current lease liability	2,949	3,584
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	50	57
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	98	107
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	140	152
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	150	163
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	161	176
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	173	189
Codensa [Member] | Colombia | COMPAIA GENERAL DE | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,325	$ 2,904
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.14%
Current lease liabilities	$ 1,994
Non-current lease liability	2,407
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	504
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,490
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,056
Codensa [Member] | Colombia | TRANSPORTES ESPECIALES FSG | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 351
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.16%	8.08%
Current lease liabilities	$ 724	$ 2,337
Non-current lease liability	1,891	1,432
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	320	975
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	404	1,362
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	382	201
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	213	154
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	92	102
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	88	33
Codensa [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,116	$ 942
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.89%	5.89%
Current lease liabilities	$ 2,662	$ 2,877
Non-current lease liability	96	3,037
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	680	716
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,982	2,161
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 96	2,931
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO INTERBANK DEL PERU | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 106
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		2.99%
Current lease liabilities		$ 7,181
Non-current lease liability		9,744
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1,758
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		5,423
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		7,756
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1,988
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.19%
Current lease liabilities	$ 228
Non-current lease liability	580
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	56
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	172
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	240
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	253
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BUILDINGINMUEBLES PANAMERICANA S.A. | Peruvian sol [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 87
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.27%
Current lease liabilities	$ 1,239
Non-current lease liability	13,116
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	300
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	939
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,308
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,380
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,455
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,532
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | CORP MG | Peruvian sol [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 7,441
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		2.27%
Current lease liabilities		$ 767
Non-current lease liability		14,566
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		1
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		766
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		1,697
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | PATRIMONIOS AUTONOMOS FIDUCIARIA BOGOTA | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 7,778
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BBVA Banco Continental | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.99%
Current lease liabilities	$ 11,328
Non-current lease liability	1,715
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BBVA Banco Continental | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,823
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BBVA Banco Continental | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8,505
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | BBVA Banco Continental | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,715
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | MAREAUTO PERU S.A | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.77%
Current lease liabilities	$ 352
Non-current lease liability	610
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | MAREAUTO PERU S.A | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	86
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | MAREAUTO PERU S.A | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	266
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | MAREAUTO PERU S.A | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	377
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | MAREAUTO PERU S.A | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 233
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.61%	4.92%
Current lease liabilities	$ 314	$ 229
Non-current lease liability	668	809
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	79	65
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	235	164
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	264	229
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	217	240
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	131	253
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 56	$ 87
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		3.94%
Current lease liabilities		$ 225
Non-current lease liability		339
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		48
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		177
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		200
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		93
Enel Distribucion Peru S.A. (formerly named Edelnor S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 46
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | PAEZ RUIZ Y ASOCIADOS LTDA | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		3.23%
Current lease liabilities		$ 2,687
Non-current lease liability		1,463
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | PAEZ RUIZ Y ASOCIADOS LTDA | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		627
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | PAEZ RUIZ Y ASOCIADOS LTDA | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2,060
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | PAEZ RUIZ Y ASOCIADOS LTDA | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1,463
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	3.70%
Current lease liabilities	$ 2,399
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2,399
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		3.70%
Current lease liabilities		$ 9,686
Non-current lease liability		2,397
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2,418
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,268
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | SCOTIABANK PERU | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 2,397
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.84%
Current lease liabilities	$ 5,768
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,910
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | BBVA CONTINENTAL | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3,858
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.37%	7.57%
Current lease liabilities	$ 8	$ 19
Non-current lease liability	13
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2	8
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6	$ 11
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8
Enel Generacion Piura Formerly Named Empresa Electrica Piura S A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 5
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.89%
Current lease liabilities	$ 4,092
Non-current lease liability	15,735
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,231
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,861
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,573
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,573
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,573
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,573
Emgesa SA E.S.P. [Member] | Colombia | Bancolombia [Member] | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 9,443
Emgesa SA E.S.P. [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.52%	7.87%
Current lease liabilities	$ 357	$ 1,791
Non-current lease liability	165	514
Emgesa SA E.S.P. [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	171	528
Emgesa SA E.S.P. [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	186	1,263
Emgesa SA E.S.P. [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	121	364
Emgesa SA E.S.P. [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	40	122
Emgesa SA E.S.P. [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4	$ 28
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	14.20%	10.55%
Current lease liabilities	$ 63	$ 1,662
Non-current lease liability	5,630	9,547
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16	622
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	47	1,040
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,111	1,515
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,268	1,674
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,449	1,851
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,654	2,046
Enel Distribucion Sao Paulo S.A | Brazil | CASTELLO BRANCO OFFICE PARK - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) / CSHG REAL ESTATE - FUNDO DE INVESTIMENTO IMOBILIRIO (50%) | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 148	$ 2,461
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.45%	9.45%
Current lease liabilities	$ 2,251	$ 2,869
Non-current lease liability	10,948	14,107
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	576	1,228
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,675	1,641
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,417	2,368
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,645	2,592
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,895	2,836
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,975	3,104
Enel Distribucion Sao Paulo S.A | Brazil | JSL | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 16	$ 3,207
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.28%
Current lease liabilities	$ 831
Non-current lease liability	290
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	202
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	629
Enel Distribucion Sao Paulo S.A | Brazil | VAMOS | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 290
Enel Distribucion Sao Paulo S.A | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.97%
Current lease liabilities	$ 2,321
Non-current lease liability	904
Enel Distribucion Sao Paulo S.A | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	715
Enel Distribucion Sao Paulo S.A | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,606
Enel Distribucion Sao Paulo S.A | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	819
Enel Distribucion Sao Paulo S.A | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 85
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.97%
Current lease liabilities	$ 178
Non-current lease liability	21,378
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	178
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,138
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,138
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,138
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,138
Enel Distribucion Sao Paulo S.A | Brazil | BR PROPERTIES S/A | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 12,826
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.34%	6.96%
Current lease liabilities	$ 3,390	$ 6,256
Non-current lease liability	2,100	5,984
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,724	2,886
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,666	3,370
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,515	3,582
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	332	1,858
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	231	310
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 22	214
Enel Distribucion Sao Paulo S.A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 20
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Colombia | BBVA | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		2.81%
Current lease liabilities		$ 6,762
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Colombia | BBVA | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2,233
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Colombia | BBVA | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 4,529
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		3.37%
Current lease liabilities		$ 390
Non-current lease liability		6,908
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		383
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		828
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		802
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		802
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		802
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | RENTAEQUIPOS LEASING PERU S.A. | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3,674
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.23%
Current lease liabilities	$ 586
Non-current lease liability	6,196
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	142
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	444
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	618
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	652
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	687
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	724
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | CORP MG | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3,515
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | BBVA | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	1.59%
Current lease liabilities	$ 2,352
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | BBVA | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	715
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | BBVA | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1,637
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.26%	1.59%
Current lease liabilities	$ 23	$ 45
Non-current lease liability	39	226
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17	45
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	24	181
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 15	$ 45
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	2.82%	4.12%
Current lease liabilities	$ 58	$ 6
Non-current lease liability	96
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	15	3
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	43	$ 3
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	41
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	41
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 14
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors One | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		5.45%
Current lease liabilities		$ 5
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors One | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors One | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 3
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors One | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		2.23%
Current lease liabilities		$ 20
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors One | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		6
Enel Generacin Per (formerly named Edegel S.A.A.) [Member] | Peru | Various Creditors One | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 14
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	12.42%	12.42%
Current lease liabilities	$ 65	$ 48
Non-current lease liability	39	31
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21	12
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	44	36
EGP Cachoeira Dourada S.A. (formerly named Cachoeira Dourada) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 39	$ 31
Enel Brasil S A | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		10.93%
Current lease liabilities		$ 36
Non-current lease liability		22
Enel Brasil S A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9
Enel Brasil S A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		27
Enel Brasil S A | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 22
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.01%	9.02%
Current lease liabilities	$ 308	$ 114
Non-current lease liability	756	190
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	123	63
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	185	51
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	179	41
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	100	3
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Enel X Brasil SA | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 469	$ 146
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		9.31%
Current lease liabilities		$ 17
Non-current lease liability		386
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		15
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		3
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		4
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		4
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		4
Enel X Brasil SA | Brazil | Various Creditors [Member] | Euros [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 371
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.61%
Current lease liabilities	$ 2,020
Non-current lease liability	862
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	494
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,526
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	780
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 82
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.14%	7.05%
Current lease liabilities	$ 529	$ 566
Non-current lease liability	285	254
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	306	315
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	223	251
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	222	154
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	16	32
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	13	18
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	12	14
Enel Distribucin Cear S.A. (ex Coelce S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 22	$ 36
Enel Cien S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.33%	7.86%
Current lease liabilities	$ 59	$ 40
Non-current lease liability	31	11
Enel Cien S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32	27
Enel Cien S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27	13
Enel Cien S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	19	$ 11
Enel Cien S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 12
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.61%
Current lease liabilities	$ 922
Non-current lease liability	496
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	226
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	696
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	399
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | LM TRANSPORTES INTERESTADUAIS SERVIOS E COMRCIO S.A. | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 97
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.54%	8.54%
Current lease liabilities	$ 1,731	$ 1,851
Non-current lease liability	3,322	4,281
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,731	1,851
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	725	717
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	787	778
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	857	844
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 953	919
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | FUNDO DE INVESTIMENTO IMOBILIRIO PATRIMONIAL III | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1,023
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.86%	8.75%
Current lease liabilities	$ 642	$ 1,042
Non-current lease liability	339	862
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	365	416
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	277	626
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	69	501
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	68	74
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	72	73
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	79	77
Enel Distribucin Ro S.A. (formerly Ampla Energa S.A.) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 51	$ 137
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.75%	7.93%
Current lease liabilities	$ 417	$ 1,157
Non-current lease liability	97	186
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	345	879
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	72	278
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	54	106
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	40	44
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3	33
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 3
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA FROTA NOVA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.49%
Current lease liabilities	$ 2,083
Non-current lease liability	3,195
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA FROTA NOVA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	529
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA FROTA NOVA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,554
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA FROTA NOVA | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	2,203
Enel Distribucion Goias S A (Distribucion) [Member] | Brazil | ITA EMPRESA DE TRANSPORTES LTDA FROTA NOVA | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 992
Enel Generacin Fortaleza S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.73%	12.42%
Current lease liabilities	$ 45	$ 45
Non-current lease liability	6	29
Enel Generacin Fortaleza S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	16	11
Enel Generacin Fortaleza S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29	34
Enel Generacin Fortaleza S.A. [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 6	$ 29
Edesur | Argentina | Various Creditors [Member] | Argentine peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	0.62%	0.62%
Current lease liabilities	$ 14	$ 78
Non-current lease liability	24	45
Edesur | Argentina | Various Creditors [Member] | Argentine peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14	78
Edesur | Argentina | Various Creditors [Member] | Argentine peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 24	$ 45
Enel Green Power Volta Grande [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		7.09%
Current lease liabilities		$ 5
Non-current lease liability		12
Enel Green Power Volta Grande [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		2
Enel Green Power Volta Grande [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3
Enel Green Power Volta Grande [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		11
Enel Green Power Volta Grande [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability		$ 1
Enel Green Power Volta Grande [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.39%
Current lease liabilities	$ 39
Non-current lease liability	40
Enel Green Power Volta Grande [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10
Enel Green Power Volta Grande [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29
Enel Green Power Volta Grande [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 40
Enel Amricas S.A. [Member] | Chile | Various Creditors [Member] | Unidad de Fomento (funds code)
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate		0.01%
Current lease liabilities		$ 19
Enel Amricas S.A. [Member] | Chile | Various Creditors [Member] | Unidad de Fomento (funds code) | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		11
Enel Amricas S.A. [Member] | Chile | Various Creditors [Member] | Unidad de Fomento (funds code) | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 8
USME ZE S.A.S [Member] | Colombia | TRAMI INVERSIONES S.A.S. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.58%
Current lease liabilities	$ 732
Non-current lease liability	4,349
USME ZE S.A.S [Member] | Colombia | TRAMI INVERSIONES S.A.S. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	732
USME ZE S.A.S [Member] | Colombia | TRAMI INVERSIONES S.A.S. | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4,349
FONTIBON ZE S.A.S [Member] | Colombia | TRAMI INVERSIONES S.A.S. | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.58%
Current lease liabilities	$ 260
Non-current lease liability	7,333
FONTIBON ZE S.A.S [Member] | Colombia | TRAMI INVERSIONES S.A.S. | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	260
FONTIBON ZE S.A.S [Member] | Colombia | TRAMI INVERSIONES S.A.S. | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 7,333
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.25%
Current lease liabilities	$ 11
Non-current lease liability	25
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors [Member] | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 11
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors One | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	13.41%
Current lease liabilities	$ 4
Non-current lease liability	116
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors One | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors One | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors One | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors One | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors One | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 113
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.98%
Current lease liabilities	$ 144
Non-current lease liability	3,051
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	138
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	6
EGP Colombia SAS ESP [Member] | Colombia | Various Creditors Two | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 3,026
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	15.28%
Current lease liabilities	$ 127
Non-current lease liability	1,662
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	122
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	5
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	7
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	8
EGP Colombia SAS ESP [Member] | Colombia | Carlos Enrique Giovanetti | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,635
EGP Colombia SAS ESP [Member] | Colombia | Inversiones Macondal | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.27%
Current lease liabilities	$ 41
Non-current lease liability	1,226
EGP Colombia SAS ESP [Member] | Colombia | Inversiones Macondal | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	41
EGP Colombia SAS ESP [Member] | Colombia | Inversiones Macondal | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,226
EGP Colombia SAS ESP [Member] | Colombia | Luz Charris de Manjares Sucesion | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.31%
Current lease liabilities	$ 85
Non-current lease liability	1,655
EGP Colombia SAS ESP [Member] | Colombia | Luz Charris de Manjares Sucesion | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	85
EGP Colombia SAS ESP [Member] | Colombia | Luz Charris de Manjares Sucesion | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,655
EGP Colombia SAS ESP [Member] | Colombia | FBM SAS | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.31%
Current lease liabilities	$ 64
Non-current lease liability	1,159
EGP Colombia SAS ESP [Member] | Colombia | FBM SAS | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	64
EGP Colombia SAS ESP [Member] | Colombia | FBM SAS | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,159
EGP Colombia SAS ESP [Member] | Colombia | Rolando Manjarres Charris | Colombian peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.23%
Current lease liabilities	$ 46
Non-current lease liability	1,531
EGP Colombia SAS ESP [Member] | Colombia | Rolando Manjarres Charris | Colombian peso [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	46
EGP Colombia SAS ESP [Member] | Colombia | Rolando Manjarres Charris | Colombian peso [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,531
Enel Fortuna S.A [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.04%
Current lease liabilities	$ 48
Enel Fortuna S.A [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	12
Enel Fortuna S.A [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 36
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	4.95%
Current lease liabilities	$ 240
Non-current lease liability	1,921
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	60
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	180
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	192
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	192
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	192
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	192
Enel Fortuna S.A [Member] | Panama | Inversiones Hayat | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,153
EGP Guatemala S.A [Member] | Guatemala | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.20%
Non-current lease liability	$ 253
EGP Guatemala S.A [Member] | Guatemala | Various Creditors [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	96
EGP Guatemala S.A [Member] | Guatemala | Various Creditors [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 157
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	8.89%
Current lease liabilities	$ 131
Non-current lease liability	1,472
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	99
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	85
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	85
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	85
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	85
Enel Solar SRL [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,132
Generadora de Occidente, Ltda [Member] | Guatemala | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.20%
Current lease liabilities	$ 10
Non-current lease liability	561
Generadora de Occidente, Ltda [Member] | Guatemala | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	10
Generadora de Occidente, Ltda [Member] | Guatemala | Various Creditors [Member] | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 561
Generadora de Occidente, Ltda [Member] | Guatemala | Agricola Mamusa S.A | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	7.20%
Current lease liabilities	$ 43
Non-current lease liability	2,495
Generadora de Occidente, Ltda [Member] | Guatemala | Agricola Mamusa S.A | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	43
Generadora de Occidente, Ltda [Member] | Guatemala | Agricola Mamusa S.A | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 2,495
Generadora Montecristo, S.A. [Member] | Guatemala | Various Creditors One | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.68%
Current lease liabilities	$ 22
Non-current lease liability	628
Generadora Montecristo, S.A. [Member] | Guatemala | Various Creditors One | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22
Generadora Montecristo, S.A. [Member] | Guatemala | Various Creditors One | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 628
Generadora Montecristo, S.A. [Member] | Guatemala | Agroindustria California, S.A. (Pedro Rojas) | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.68%
Current lease liabilities	$ 31
Non-current lease liability	878
Generadora Montecristo, S.A. [Member] | Guatemala | Agroindustria California, S.A. (Pedro Rojas) | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	31
Generadora Montecristo, S.A. [Member] | Guatemala | Agroindustria California, S.A. (Pedro Rojas) | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 878
Generadora Montecristo, S.A. [Member] | Guatemala | Agropecuaria San Antonio Quenen | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.68%
Current lease liabilities	$ 29
Non-current lease liability	835
Generadora Montecristo, S.A. [Member] | Guatemala | Agropecuaria San Antonio Quenen | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29
Generadora Montecristo, S.A. [Member] | Guatemala | Agropecuaria San Antonio Quenen | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 835
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	9.14%
Current lease liabilities	$ 46
Non-current lease liability	81
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	35
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	50
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | Peruvian sol [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 31
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	10.10%
Current lease liabilities	$ 4
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1
EGP Peru S.A [Member] | Peru | Various Creditors [Member] | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.33%
Current lease liabilities	$ 58
Non-current lease liability	832
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	49
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	30
Progreso Solar S.A [Member] | Panama | VALENTIN LEZCANO CASTILLO | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 712
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.75%
Current lease liabilities	$ 49
Non-current lease liability	850
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	49
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	29
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	29
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	29
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	29
Generadora Solar Austral [Member] | Panama | Ganadera Paldiva | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 734
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.75%
Current lease liabilities	$ 14
Non-current lease liability	395
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	14
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	14
Jaguito Solar Ten MW S.A. [Member] | Panama | Various Creditors [Member] | U.S. Dollar [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 339
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	12.47%
Current lease liabilities	$ 4,170
Non-current lease liability	34,162
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,577
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	593
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	683
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	764
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	654
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	651
Grupo EGP Brazil [Member] | Brazil | Various Creditors [Member] | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 31,410
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	15.92%
Current lease liabilities	$ 588
Non-current lease liability	8,477
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	119
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	469
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	746
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	874
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,024
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	1,199
Grupo EGP Brazil [Member] | Brazil | TS-19 PARTICIPAES LTDA | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 4,634
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	11.66%
Current lease liabilities	$ 90
Non-current lease liability	2,040
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	81
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	9
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	12
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	13
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	15
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	12
Grupo EGP Brazil [Member] | Brazil | CAMPO ALEGRE EMPREENDIMENTOS RURAIS LTDA | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,988
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	13.18%
Current lease liabilities	$ 28
Non-current lease liability	1,268
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	7
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	9
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	10
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	12
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	13
Grupo EGP Brazil [Member] | Brazil | CALCARIO IMAP AGRO MINERAO LTDA | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,224
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	14.49%
Current lease liabilities	$ 60
Non-current lease liability	1,331
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	58
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	3
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	4
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	5
Grupo EGP Brazil [Member] | Brazil | ESPLIO DE CIRILO BENVINDO DE SOUZA | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,315
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	13.25%
Current lease liabilities	$ 43
Non-current lease liability	1,361
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	11
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	16
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	19
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	21
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	24
Grupo EGP Brazil [Member] | Brazil | MAGALHES E ELOY GESTO DE RECEBVE | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 1,281
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	12.48%
Current lease liabilities	$ 515
Non-current lease liability	601
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | Less Than Three Months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	461
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | Three to twelve months [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	54
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | One to two years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	46
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | Two to three years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	55
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | Three to four years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	64
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | Four to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	73
Grupo EGP Brazil [Member] | Brazil | JOO CARLOS RATAJCZYK | Brazilian Reals [Member] | Subsequent [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liability	$ 363